UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX     77042

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH     43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (2.4%)
General Dynamics Corp.	3,640	$534,679
Honeywell International, Inc.	9,390	1,092,339
L-3 Communications Holdings, Inc.	1,320	200,151
Lockheed Martin Corp.	3,849	972,758
Northrop Grumman Corp.	5,300	1,148,139
Raytheon Co.	3,830	534,400
Rockwell Collins, Inc.	1,640	138,777
Textron, Inc.	9,350	364,650
The Boeing Co.	8,168	1,091,735
TransDigm Group, Inc.(a)	2,810	785,451
United Technologies Corp.	8,680	934,402
		7,797,481
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,680	116,961
Expeditors International of Washington, Inc.	2,060	101,826
FedEx Corp.	2,692	435,835
United Parcel Service, Inc., Class B	8,370	904,797
		1,559,419
AIRLINES (0.7%)
Alaska Air Group, Inc.	9,060	609,013
American Airlines Group, Inc.	4,260	151,230
Delta Air Lines, Inc.	8,430	326,663
Southwest Airlines Co.	16,490	610,295
United Continental Holdings, Inc.(a)	12,500	586,125
		2,283,326
AUTO COMPONENTS (0.3%)
BorgWarner, Inc.	1,520	50,433
Delphi Automotive PLC	5,290	358,768
Goodyear Tire & Rubber Co.	2,540	72,822
Johnson Controls, Inc.	12,350	567,112
		1,049,135
AUTOMOBILES (0.8%)
Ford Motor Co.	104,660	1,324,996
General Motors Co.	41,010	1,293,455
Harley-Davidson, Inc.	1,990	105,311
		2,723,762
BANKS (4.9%)
Bank of America Corp.	157,399	2,280,712
BB&T Corp.	17,600	648,912
Citigroup, Inc.	42,900	1,879,449
Citizens Financial Group, Inc.	2,260	50,466
Comerica, Inc.	12,410	561,428
Fifth Third Bancorp	30,760	583,825
Huntington Bancshares, Inc.	21,720	206,340
JPMorgan Chase & Co.	46,404	2,968,464
KeyCorp	55,680	651,456
M&T Bank Corp.	1,150	131,744
People's United Financial, Inc.	31,620	479,359
PNC Financial Services Group, Inc.	8,174	675,581
Regions Financial Corp.	101,722	932,791
SunTrust Banks, Inc.	18,390	777,713
U.S. Bancorp	16,530	697,070
Wells Fargo & Co.	46,658	2,238,184
Zions Bancorp	19,990	557,321
		16,320,815
BEVERAGES (1.9%)
Coca-Cola Co.	51,050	2,227,312
Dr Pepper Snapple Group, Inc.	8,410	828,469
Monster Beverage Corp.(a)	5,590	897,922
PepsiCo, Inc.	19,771	2,153,457
		6,107,160
BIOTECHNOLOGY (3.0%)
AbbVie, Inc.	18,860	1,249,098
Alexion Pharmaceuticals, Inc.(a)	5,851	752,438
Amgen, Inc.	9,493	1,633,081
Biogen Idec, Inc.(a)	4,517	1,309,614
Celgene Corp.(a)	14,210	1,594,220
Gilead Sciences, Inc.	22,640	1,799,201
Regeneron Pharmaceuticals, Inc.(a)	2,813	1,195,862
Vertex Pharmaceuticals, Inc.(a)	3,450	334,650
		9,868,164
BUILDING PRODUCTS (0.3%)
Allegion PLC	1,073	77,674
Masco Corp.	24,510	894,125
		971,799
CAPITAL MARKETS (1.6%)
Affiliated Managers Group, Inc.(a)	554	81,316
Ameriprise Financial, Inc.	1,306	125,167
Bank of New York Mellon Corp.	19,311	760,854
BlackRock, Inc.	1,593	583,436
Charles Schwab Corp.	23,640	671,849
E*TRADE Financial Corp.(a)	17,838	447,377
Franklin Resources, Inc.	3,260	117,980
Goldman Sachs Group, Inc.	6,244	991,610
Invesco Ltd.	4,350	126,933
Legg Mason, Inc.	11,680	398,755
Morgan Stanley	15,810	454,221
Northern Trust Corp.	2,560	173,030
State Street Corp.	3,767	247,793
T. Rowe Price Group, Inc.	2,930	207,122
		5,387,443
CHEMICALS (1.6%)
Air Products & Chemicals, Inc.	2,480	370,562
CF Industries Holdings, Inc.	1,620	39,982
Dow Chemical Co.	12,050	646,723
E.I. du Pont de Nemours & Co.	10,670	738,044
Ecolab, Inc.	3,660	433,271
FMC Corp.	1,400	66,556
International Flavors & Fragrances, Inc.	1,430	190,547
Lyondellbasell Industries NV, Class A	3,620	272,441
Monsanto Co.	5,030	537,053
PPG Industries, Inc.	3,608	377,794
Praxair, Inc.	3,530	411,386
The Mosaic Co.	21,600	583,200
The Sherwin-Williams Co.	2,225	666,899
		5,334,458
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	5,420	581,403
Pitney Bowes, Inc.	1,920	37,075
Republic Services, Inc., Class A	4,236	217,137
Stericycle, Inc.(a)	1,210	109,227
Tyco International PLC	5,080	231,496
Waste Management, Inc.	6,160	407,299
		1,583,637
COMMUNICATIONS EQUIPMENT (0.7%)
Cisco Systems, Inc.	54,510	1,664,190
F5 Networks, Inc.(a)	960	118,483
Harris Corp.	1,570	135,994
Juniper Networks, Inc.	14,910	338,308
Motorola Solutions, Inc.	2,021	140,217
		2,397,192
CONSTRUCTION & ENGINEERING (1.0%)
Fluor Corp.	20,000	1,070,400
Jacobs Engineering Group, Inc.(a)	23,170	1,240,058
Quanta Services, Inc.(a)	42,980	1,100,288
		3,410,746

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials, Inc.	4,170	$845,050
Vulcan Materials Co.	8,663	1,074,039
		1,919,089
CONSUMER FINANCE (0.8%)
American Express Co.	9,310	600,123
Capital One Financial Corp.	13,718	920,203
Discover Financial Services	4,680	266,011
Navient Corp.	45,680	648,656
Synchrony Financial(a)	9,540	265,975
		2,700,968
CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	8,400	654,276
Ball Corp.	1,850	130,739
International Paper Co.	4,550	208,435
Owens-Illinois, Inc.(a)	14,120	265,315
Sealed Air Corp.	2,300	108,514
WestRock Co.	17,249	740,155
		2,107,434
DISTRIBUTORS (0.3%)
Genuine Parts Co.	1,750	178,920
LKQ Corp.(a)	19,420	667,854
		846,774
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	72,797

DIVERSIFIED FINANCIAL SERVICES (2.4%)
Berkshire Hathaway, Inc., Class B(a)	23,840	3,439,397
CME Group, Inc.	4,385	448,322
IntercontinentalExchange Group, Inc.	3,509	927,078
Leucadia National Corp.	65,840	1,202,238
Moody's Corp.	5,320	563,973
S&P Global, Inc.	9,940	1,214,668
The NASDAQ OMX Group, Inc.	1,880	133,029
		7,928,705
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc.	68,278	2,955,755
CenturyLink, Inc.	31,444	988,599
Frontier Communications Corp.	132,260	687,752
Level 3 Communications, Inc.(a)	3,560	180,136
Verizon Communications, Inc.	45,680	2,531,129
		7,343,371
ELECTRIC UTILITIES (2.8%)
American Electric Power Co., Inc.	11,540	799,722
Duke Energy Corp.	13,164	1,126,707
Edison International	8,970	694,099
Entergy Corp.	5,560	452,528
Eversource Energy	8,580	501,844
Exelon Corp.	41,989	1,565,350
FirstEnergy Corp.	23,159	808,712
NextEra Energy, Inc.	5,950	763,326
PG&E Corp.	10,280	657,303
Pinnacle West Capital Corp.	5,340	421,166
PPL Corp.	8,500	320,535
Southern Co.	9,780	523,230
Xcel Energy, Inc.	13,550	595,929
		9,230,451
ELECTRICAL EQUIPMENT (0.7%)
Acuity Brands, Inc.	3,010	789,914
AMETEK, Inc.	2,850	134,036
Eaton Corp. PLC	10,970	695,608
Emerson Electric Co.	7,540	421,486
Rockwell Automation, Inc.	1,990	227,656
		2,268,700
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Amphenol Corp., Class A	8,260	491,635
Corning, Inc.	35,430	787,254
FLIR Systems, Inc.	1,070	34,861
TE Connectivity Ltd.	3,650	220,022
		1,533,772
ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes, Inc.	9,299	444,771
Diamond Offshore Drilling, Inc.	34,620	786,567
FMC Technologies, Inc.(a)	970	24,619
Halliburton Co.	9,390	409,967
Helmerich & Payne, Inc.	7,660	474,690
National-Oilwell Varco, Inc.	31,746	1,026,983
Schlumberger Ltd.	14,394	1,159,005
Transocean Ltd.	48,980	538,290
		4,864,892
FOOD & STAPLES RETAILING (2.0%)
Costco Wholesale Corp.	5,320	889,610
CVS Corp.	12,315	1,141,847
SYSCO Corp.	15,470	801,191
The Kroger Co.	11,270	385,321
Walgreens Boots Alliance, Inc.	9,430	747,328
Wal-Mart Stores, Inc.	32,030	2,337,229
Whole Foods Market, Inc.	14,620	445,618
		6,748,144
FOOD PRODUCTS (2.5%)
Archer-Daniels-Midland Co.	40,180	1,811,315
Campbell Soup Co.	4,430	275,856
ConAgra Foods, Inc.	5,890	275,417
General Mills, Inc.	9,360	672,890
Hormel Foods Corp.	15,200	567,720
J.M. Smucker Co.	1,890	291,362
Kellogg Co.	4,790	396,181
McCormick & Co., Inc.	2,880	294,480
Mead Johnson Nutrition Co., Class A	2,280	203,376
Mondelez International, Inc., Class A	32,690	1,437,706
The Hershey Co.	2,340	259,178
The Kraft Heinz Co.	7,516	649,307
Tyson Foods, Inc., Class A	16,530	1,216,608
		8,351,396
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Abbott Laboratories	22,690	1,015,377
Baxter International, Inc.	8,560	411,051
Becton, Dickinson & Co.	5,401	950,576
Boston Scientific Corp.(a)	45,127	1,095,684
C.R. Bard, Inc.	3,186	712,804
Danaher Corp.	9,200	749,248
Dentsply Sirona, Inc.	4,300	275,372
Edwards Lifesciences Corp.(a)	9,580	1,097,102
Hologic, Inc.(a)	22,450	864,100
Intuitive Surgical, Inc.(a)	657	457,114
Medtronic PLC	18,443	1,616,160
St. Jude Medical, Inc.	4,350	361,224
Stryker Corp.	5,640	655,819
Varian Medical Systems, Inc.(a)	2,440	231,166
Zimmer Holdings, Inc.	3,100	406,534
		10,899,331
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.	10,634	1,225,143
AmerisourceBergen Corp.	8,290	706,225
Anthem, Inc.	9,960	1,308,147
Cardinal Health, Inc.	12,200	1,019,920
Centene Corp.(a)	20,400	1,439,220
CIGNA Corp.	7,970	1,027,811
DaVita, Inc.(a)	3,420	265,187

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Express Scripts Holding Co.(a)	11,291	$858,906
Henry Schein, Inc.(a)	1,790	323,954
Humana, Inc.	1,843	318,010
Laboratory Corp. of America Holdings(a)	5,090	710,361
McKesson Corp.	6,145	1,195,571
Patterson Cos., Inc.	2,090	103,162
Quest Diagnostics, Inc.	2,840	245,262
UnitedHealth Group, Inc.	11,904	1,704,653
		12,451,532
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	9,280	578,979

HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Corp., Class A	5,070	236,870
Chipotle Mexican Grill, Inc.(a)	1,058	448,581
Marriott International, Inc., Class A	2,654	190,292
McDonald's Corp.	10,780	1,268,267
Royal Caribbean Cruises, Ltd.	2,070	149,951
Starbucks Corp.	29,770	1,728,149
Starwood Hotels & Resorts Worldwide, Inc.	2,240	174,854
Wyndham Worldwide Corp.	1,440	102,269
YUM! Brands, Inc.	5,340	477,503
		4,776,736
HOUSEHOLD DURABLES (1.3%)
D. R. Horton, Inc.	26,376	867,243
Garmin Ltd.	1,260	68,456
Harman International Industries, Inc.	494	40,824
Leggett & Platt, Inc.	1,760	92,523
Lennar Corp., Class A	12,450	582,660
Mohawk Industries, Inc.(a)	3,014	629,745
Newell Rubbermaid, Inc.	11,010	577,585
Pulte Group, Inc.	26,235	555,657
Whirlpool Corp.	3,722	715,964
		4,130,657
HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.	2,800	275,072
Clorox Co.	2,720	356,511
Colgate-Palmolive Co.	11,710	871,575
Kimberly-Clark Corp.	5,340	691,797
Procter & Gamble Co.	30,171	2,582,336
		4,777,291
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.9%)
NRG Energy, Inc.	128,440	1,777,610
The AES Corp.	92,130	1,137,805
		2,915,415
INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	8,554	1,525,692
Roper Industries, Inc.	3,592	611,933
		2,137,625
INSURANCE (4.4%)
AFLAC, Inc.	11,670	843,508
American International Group, Inc.	25,224	1,373,195
Aon PLC	3,540	379,028
Arthur J. Gallagher & Co.	2,280	112,153
Assurant, Inc.	1,240	102,932
Chubb Ltd.	10,111	1,266,504
Cincinnati Financial Corp.	2,652	198,104
Hartford Financial Services Group, Inc.	20,970	835,655
Lincoln National Corp.	16,626	726,057
Loews Corp.	25,070	1,036,143
Marsh & McLennan Cos., Inc.	7,610	500,358
MetLife, Inc.	31,320	1,338,617
Principal Financial Group, Inc.	10,170	474,227
Progressive Corp.	9,070	294,866
Prudential Financial, Inc.	16,335	1,229,862
The Allstate Corp.	16,540	1,130,178
The Travelers Cos., Inc.	7,820	908,840
Torchmark Corp.	1,427	88,288
Unum Group	22,980	767,762
Willis Towers Watson PLC	1,930	238,587
XL Group, Ltd.	21,710	751,383
		14,596,247
INTERNET & CATALOG RETAIL (1.0%)
Expedia, Inc.	10,045	1,171,749
Priceline.com, Inc.(a)	1,107	1,495,347
TripAdvisor, Inc.(a)	10,815	756,725
		3,423,821
INTERNET SOFTWARE & SERVICES (3.9%)
Akamai Technologies, Inc.(a)	7,670	387,565
Alphabet, Inc., Class A(a)	3,707	2,933,497
Alphabet, Inc., Class C(a)	3,580	2,752,268
eBay, Inc.(a)	29,110	907,068
Facebook, Inc.(a)	35,910	4,450,686
VeriSign, Inc.(a)	11,720	1,015,069
Yahoo!, Inc.(a)	10,820	413,216
		12,859,369
IT SERVICES (4.1%)
Accenture PLC, Class A	11,080	1,249,935
Alliance Data Systems Corp.(a)	1,557	360,632
Automatic Data Processing, Inc.	6,300	560,385
Cognizant Technology Solutions Corp., Class A(a)	18,280	1,050,917
CSRA, Inc.	1,880	50,610
Fidelity National Information Services, Inc.	5,026	399,718
Fiserv, Inc.(a)	10,670	1,177,541
International Business Machines Corp.	9,746	1,565,402
MasterCard, Inc., Class A	17,090	1,627,652
Paychex, Inc.	10,370	614,734
PayPal Holdings, Inc.(a)	12,700	472,948
Teradata Corp.(a)	1,490	42,286
Total System Services, Inc.	17,381	885,041
Visa, Inc., Class A	30,254	2,361,325
Western Union Co.	6,920	138,400
Xerox Corp.	90,285	929,935
		13,487,461
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,490	121,033
Mattel, Inc.	3,680	122,838
		243,871
LIFE SCIENCES TOOLS & SERVICES (0.8%)
Agilent Technologies, Inc.	6,920	332,921
Illumina, Inc.(a)	4,838	804,802
PerkinElmer, Inc.	17,460	993,823
Waters Corp.(a)	2,440	387,789
		2,519,335
MACHINERY (1.4%)
Caterpillar, Inc.	9,950	823,462
Cummins, Inc.	5,130	629,810
Deere & Co.	3,062	237,948
Dover Corp.	1,220	87,145
Flowserve Corp.	550	26,317
Fortive Corp.(a)	4,600	221,766
Illinois Tool Works, Inc.	4,520	521,608
Ingersoll-Rand PLC	2,380	157,699
PACCAR, Inc.	8,735	515,103
Parker Hannifin Corp.	1,275	145,592
Pentair PLC	1,280	81,690
Snap-on, Inc.	2,440	383,495
Stanley Black & Decker, Inc.	4,882	594,139
Xylem, Inc.	1,680	80,321
		4,506,095

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value

MEDIA (1.2%)
Discovery Communications, Inc., Class A(a)	8,080	$202,727
Discovery Communications, Inc., Class C(a)	7,600	186,504
Interpublic Group of Cos., Inc.	9,330	215,150
News Corp., Class A	48,440	628,267
News Corp., Class B	14,530	195,283
Omnicom Group, Inc.	4,770	392,523
Scripps Networks Interactive, Class A	2,090	138,066
Tegna, Inc. Com	4,320	94,608
The Walt Disney Co.	21,200	2,034,140
		4,087,268
METALS & MINING (1.5%)
Alcoa, Inc.	131,020	1,391,432
Freeport-McMoRan Copper & Gold, Inc., Class B	55,338	717,181
Newmont Mining Corp.	46,550	2,048,200
Nucor Corp.	14,410	772,952
		4,929,765
MULTILINE RETAIL (1.1%)
Dollar General Corp.	3,630	343,906
Dollar Tree, Inc.(a)	11,342	1,092,121
Kohl's Corp.	17,820	741,134
Macy's, Inc.	17,102	612,765
Nordstrom, Inc.	350	15,480
Target Corp.	11,500	866,295
		3,671,701
MULTI-UTILITIES (1.8%)
Ameren Corp.	10,550	553,242
CenterPoint Energy, Inc.	23,210	555,183
CMS Energy Corp.	5,350	241,713
Consolidated Edison, Inc.	10,530	843,243
Dominion Resources, Inc.	7,404	577,660
DTE Energy Co.	5,970	582,194
NiSource, Inc.	32,300	828,818
Public Service Enterprise Group, Inc.	15,276	702,849
SCANA Corp.	7,730	579,286
Sempra Energy	2,910	325,571
Wec Energy Group	4,425	287,227
		6,076,986
OIL, GAS & CONSUMABLE FUELS (4.6%)
Anadarko Petroleum Corp.	4,750	259,017
Apache Corp.	3,650	191,625
Cabot Oil & Gas Corp., Class A	4,380	108,054
Chesapeake Energy Corp.(a)	7,540	40,867
Chevron Corp.	26,639	2,729,965
Cimarex Energy Co.	930	111,619
Concho Resources, Inc.(a)	1,310	162,702
ConocoPhillips	12,099	493,881
Devon Energy Corp.	4,320	165,370
EOG Resources, Inc.	5,714	466,834
EQT Corp.	1,840	134,062
Exxon Mobil Corp.	44,230	3,934,258
Hess Corp.	9,820	526,843
Kinder Morgan, Inc.	18,460	375,292
Marathon Oil Corp.	27,690	377,692
Marathon Petroleum Corp.	17,870	703,899
Murphy Oil Corp.	1,030	28,253
Newfield Exploration Co.(a)	1,970	85,301
Noble Energy, Inc.	3,840	137,165
Occidental Petroleum Corp.	8,382	626,387
ONEOK, Inc.	2,240	100,330
Phillips 66	12,429	945,350
Pioneer Natural Resources Co.	4,796	779,686
Range Resources Corp.	1,720	69,333
Southwestern Energy Co.(a)	2,790	40,678
Spectra Energy Corp.	7,393	265,926
Tesoro Corp.	1,250	95,187
Valero Energy Corp.	19,210	1,004,299
Williams Cos., Inc.	7,060	169,228
		15,129,103
PERSONAL PRODUCTS (0.1%)
The Estee Lauder Cos., Inc., Class A	3,460	321,434

PHARMACEUTICALS (1.2%)
Allergan PLC(a)	5,820	1,472,169
Eli Lilly & Co.	14,840	1,230,087
ENDO International PLC(a)	3,760	65,274
Mallinckrodt PLC(a)	2,180	146,801
Mylan NV(a)	6,940	324,723
Perrigo Co. PLC	2,461	224,911
Zoetis, Inc.	12,730	642,483
		4,106,448
PROFESSIONAL SERVICES (0.6%)
Equifax, Inc.	7,230	957,686
Nielsen Holdings PLC	5,520	297,307
Robert Half International, Inc.	1,410	51,522
The Dun & Bradstreet Corp.	460	59,455
Verisk Analytics, Inc.(a)	7,330	625,102
		1,991,072
REAL ESTATE INVESTMENT TRUSTS (3.7%)
American Tower Corp.	8,580	993,306
Apartment Investment & Management Co., Class A	2,409	110,742
AvalonBay Communities, Inc.	3,634	674,652
Boston Properties, Inc.	1,760	250,149
Crown Castle International Corp.	7,350	713,170
Digital Realty Trust, Inc.	2,830	295,622
Equinix, Inc.	2,284	851,635
Equity Residential	11,800	802,282
Essex Property Trust, Inc.	885	206,984
Extra Space Storage, Inc.	10,400	894,608
Federal Realty Investment Trust	1,190	201,943
General Growth Properties, Inc.	7,930	253,363
HCP, Inc.	5,330	209,096
Host Hotels & Resorts, Inc.	7,693	136,474
Iron Mountain, Inc.	2,779	114,522
Kimco Realty Corp.	18,640	598,344
Macerich Co.	1,320	117,797
Prologis, Inc.	17,292	942,241
Public Storage, Inc.	3,927	938,239
Realty Income Corp.	3,880	277,304
Simon Property Group, Inc.	3,930	892,267
SL Green Realty Corp.	720	84,830
UDR, Inc.	13,520	503,350
Ventas, Inc.	4,300	327,488
Vornado Realty Trust	1,895	203,523
Welltower, Inc.	4,120	326,840
Weyerhaeuser Co.	7,989	261,400
		12,182,171
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	16,090	457,761

ROAD & RAIL (0.7%)
CSX Corp.	9,020	255,536
J.B. Hunt Transport Services, Inc.	760	63,179
Kansas City Southern	1,090	104,760
Norfolk Southern Corp.	2,670	239,713
Ryder System, Inc.	10,500	691,950
Union Pacific Corp.	8,642	804,138
		2,159,276
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Analog Devices, Inc.	2,890	184,469

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Applied Materials, Inc.	31,080	$817,093
Broadcom Ltd.	11,065	1,792,309
First Solar, Inc.(a)	10,180	475,203
Intel Corp.	48,840	1,702,562
KLA-Tencor Corp.	2,040	154,448
Lam Research Corp.	9,303	835,130
Linear Technology Corp.	2,790	167,372
Microchip Technology, Inc.	10,180	566,415
Micron Technology, Inc.(a)	10,870	149,354
NVIDIA Corp.	25,545	1,458,620
Qorvo, Inc.(a)	8,620	545,043
QUALCOMM, Inc.	16,350	1,023,183
Skyworks Solutions, Inc.	12,160	802,803
Texas Instruments, Inc.	12,260	855,135
Xilinx, Inc.	2,680	136,894
		11,666,033
SOFTWARE (3.8%)
Activision Blizzard, Inc.	31,490	1,264,638
Adobe Systems, Inc.(a)	7,254	709,877
Autodesk, Inc.(a)	2,980	177,161
CA, Inc.	4,230	146,570
Citrix Systems, Inc.(a)	8,870	790,583
Intuit, Inc.	3,960	439,520
Microsoft Corp.	88,610	5,022,415
Oracle Corp.	34,551	1,417,973
Red Hat, Inc.(a)	11,390	857,553
Salesforce.com, Inc.(a)	20,320	1,662,176
Symantec Corp.	9,232	188,610
		12,677,076
SPECIALTY RETAIL (4.6%)
Advance Auto Parts, Inc.	3,991	677,911
AutoNation, Inc.(a)	12,280	655,138
AutoZone, Inc.(a)	1,258	1,023,974
Bed Bath & Beyond, Inc.	4,470	200,926
Best Buy Co., Inc.	32,020	1,075,872
CarMax, Inc.(a)	1,810	105,450
Foot Locker, Inc.	1,580	94,200
Gap, Inc.	11,790	304,064
Home Depot, Inc.	18,870	2,608,589
L Brands, Inc.	2,490	184,011
Lowe's Cos., Inc.	17,090	1,406,165
O'Reilly Automotive, Inc.(a)	4,436	1,289,235
Ross Stores, Inc.	10,950	677,038
Signet Jewelers Ltd.	4,970	436,913
Staples, Inc.	104,475	970,573
Tiffany & Co.	700	45,164
TJX Cos., Inc.	11,230	917,716
Tractor Supply Co.	6,260	573,729
Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,160	1,347,844
Urban Outfitters, Inc.(a)	16,230	485,277
		15,079,789
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.0%)
Apple Computer, Inc.	60,911	6,347,536
EMC Corp.	20,730	586,245
Hewlett Packard Enterprise Co.	18,260	383,825
HP, Inc.	143,530	2,010,855
NetApp, Inc.	2,550	67,193
Seagate Technology PLC	2,790	89,364
Western Digital Corp.	9,261	439,990
		9,925,008
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Coach, Inc.	3,430	147,867
Hanesbrands, Inc.	11,180	298,059
Michael Kors Holdings Ltd.(a)	1,680	86,889
NIKE, Inc., Class B	23,290	1,292,595
PVH Corp.	5,980	604,339
Ralph Lauren Corp.	475	46,593
Under Armour, Inc., Class A(a)	11,080	437,217
Under Armour, Inc., Class C(a)	11,414	407,480
VF Corp.	3,435	214,447
		3,535,486
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,990	127,822
United Rentals, Inc.(a)	670	53,379
W.W. Grainger, Inc.	635	138,970
		320,171
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	3,700	305,546

TOTAL COMMON STOCKS		325,636,889

RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	–
Safeway, Inc.(a)(b)	25,130	–
TOTAL RIGHTS		–

MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 0.22%(c)	4,050,645	4,050,645

TOTAL MONEY MARKET FUND		4,050,645
TOTAL INVESTMENTS (COST $315,783,264) 99.9%		329,687,534
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		266,398

NET ASSETS 100.0%		$329,953,932

(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.00% of the Fund's net assets.
(c)	Variable rate security. Rate shown represents the rate as of July 31, 2016.

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,400	$98,658

AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR(a)	10,280	89,950
Ryanair Holdings PLC, Sponsored ADR(a)	4,128	292,139
		382,089
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	9,170	353,687

AUTOMOBILES (3.6%)
Honda Motor Co. Ltd., Sponsored ADR	36,990	1,003,169
Tata Motors Ltd., Sponsored ADR	6,030	228,115
Toyota Motor Corp., Sponsored ADR	27,850	3,108,060
		4,339,344
BANKS (19.6%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	117,420	685,733
Banco Bradesco SA, Sponsored ADR	131,542	1,144,415
Banco de Chile, Sponsored ADR	4,549	302,327
Banco Santander Central Hispano SA, Sponsored ADR	249,844	1,059,339
Banco Santander Chile SA, Sponsored ADR	7,004	144,072
Bancolombia SA, Sponsored ADR	2,540	86,766
Bank of Montreal	15,230	976,548
Bank of Nova Scotia	25,050	1,271,789
Barclays PLC, Sponsored ADR	74,639	615,025
Canadian Imperial Bank of Commerce	9,210	699,500
Credicorp Ltd.	1,709	274,004
HDFC Bank Ltd., Sponsored ADR	13,660	946,228
HSBC Holdings PLC, Sponsored ADR	76,631	2,509,665
ICICI Bank Ltd., Sponsored ADR	41,390	313,736
ING Groep NV, Sponsored ADR	75,430	845,570
Itau Unibanco Banco Multiplo SA, Sponsored ADR	142,544	1,489,585
KB Financial Group, Inc., Sponsored ADR	18,750	595,500
Lloyds Banking Group PLC, Sponsored ADR	255,205	729,886
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	260,470	1,328,397
Mizuho Financial Group, Inc., Sponsored ADR	225,180	718,324
Royal Bank of Canada	31,660	1,929,994
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	18,868	96,227
Shinhan Financial Group Co. Ltd., Sponsored ADR	23,020	821,584
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,490	836,276
The Toronto-Dominion Bank	39,800	1,734,086
Westpac Banking Corp., Sponsored ADR	65,355	1,541,724
		23,696,300
BEVERAGES (1.2%)
Coca-Cola FEMSA, S.A.B. de C.V., Sponsored ADR	5,420	425,904
Fomento Economico, Sponsored ADR	11,820	1,057,890
		1,483,794
BIOTECHNOLOGY (1.2%)
Shire PLC, Sponsored ADR	7,439	1,444,059

CAPITAL MARKETS (2.4%)
Brookfield Asset Management, Inc., Class A	22,718	785,361
Credit Suisse Group, Sponsored ADR	34,349	397,075
Deutsche Bank AG(a)	27,160	365,030
Nomura Holdings, Inc., Sponsored ADR	75,710	338,424
UBS Group AG	75,900	1,045,902
		2,931,792
CHEMICALS (1.3%)
Agrium, Inc.	4,100	372,116
Potash Corp. of Saskatchewan, Inc.	17,945	279,942
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,500	86,730
Syngenta AG, Sponsored ADR	10,720	842,806
		1,581,594
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR	113,670	655,876
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	505,271
		1,161,147
CONSTRUCTION & ENGINEERING (0.0%)
Brookfield Business Partners L.P.(a)	454	9,679

CONSTRUCTION MATERIALS (1.0%)
Cemex SA de CV, Sponsored ADR(a)	61,804	472,801
CRH PLC, Sponsored ADR	19,340	594,898
James Hardie Industries PLC, Sponsored ADR	11,940	198,323
		1,266,022
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	5,400	378,918

DIVERSIFIED TELECOMMUNICATION SERVICES (6.8%)
BCE, Inc.	22,795	1,091,653
BT Group PLC, Sponsored ADR	35,510	982,207
China Telecom Corp. Ltd., Sponsored ADR	6,130	304,477
China Unicom Ltd., Sponsored ADR	20,315	214,730
Chunghwa Telecom Co. Ltd., Sponsored ADR	31,345	1,132,495
Nippon Telegraph & Telephone Corp., Sponsored ADR	25,460	1,207,568
Orange SA, Sponsored ADR	51,480	791,248
PT Telekomunikasi Indonesia, Sponsored ADR	9,390	619,740
Telecom Italia S.p.A., Sponsored ADR(a)	22,570	191,619
Telecom Italia S.p.A., Sponsored ADR	8,390	59,149
Telefonica Brasil SA, Sponsored ADR	14,670	222,104
Telefonica SA, Sponsored ADR	88,965	868,298
TELUS Corp.	15,870	530,851
		8,216,139
ELECTRIC UTILITIES (1.4%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	59,042
CPFL Energia SA, Sponsored ADR	8,081	113,538
Enersis Chile SA, Sponsored ADR	83,420	478,831
Enersis SA, Sponsored ADR	28,120	244,082
Korea Electric Power Corp., Sponsored ADR	27,780	755,338
		1,650,831
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	46,010	977,712

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Kyocera Corp., Sponsored ADR	8,240	387,939
LG Display Co. Ltd., Sponsored ADR	14,880	207,725
		595,664
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	6,020	160,854

FOOD & STAPLES RETAILING (0.4%)
Cencosud SA, Sponsored ADR	13,020	110,410
Koninklijke Ahold Delhaize N.V., ADR	17,741	422,419
		532,829
FOOD PRODUCTS (0.5%)
BRF-Brasil Foods SA, Sponsored ADR	35,190	586,969

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Smith & Nephew PLC, Sponsored ADR	14,620	$486,700

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care AG & Co., Sponsored ADR	17,400	794,310

HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival PLC, Sponsored ADR	6,600	318,714
InterContinental Hotels Group PLC, Sponsored ADR	6,506	263,493
Restaurant Brands International, Inc.	6,475	289,627
		871,834
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.4%)
Empresa Nacional de Electricidad SA, Sponsored ADR	9,140	249,522
Endesa Americas SA, Sponsored ADR	14,400	201,744
		451,266
INDUSTRIAL CONGLOMERATES (0.6%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	25,244	670,481

INSURANCE (2.9%)
Aegon NV, Sponsored NY Shares	36,121	147,735
Aviva PLC, Sponsored ADR	43,530	450,100
China Life Insurance Co. Ltd., Sponsored ADR	73,060	823,386
Manulife Financial Corp.	45,470	619,756
Prudential PLC, Sponsored ADR	25,890	914,435
Sun Life Financial, Inc.	17,980	592,981
		3,548,393
INTERNET & CATALOG RETAIL (0.9%)
Ctrip.com International Ltd., Sponsored ADR(a)	11,210	489,541
JD.com, Inc., Sponsored ADR(a)	28,140	609,231
		1,098,772
INTERNET SOFTWARE & SERVICES (3.4%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	33,390	2,754,007
Baidu, Inc., Sponsored ADR(a)	8,227	1,313,029
		4,067,036
IT SERVICES (1.5%)
CGI Group, Inc., Class A(a)	9,210	447,053
Infosys Technologies Ltd., Sponsored ADR	64,260	1,055,792
Wipro Ltd., Sponsored ADR	31,070	352,334
		1,855,179
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Qiagen NV(a)	27,410	734,588

MEDIA (2.3%)
Grupo Televisa SA, Sponsored ADR	25,090	666,642
Pearson PLC, Sponsored ADR	21,780	254,608
Shaw Communications, Inc., Class B	19,140	388,159
Thomson Reuters Corp.	16,048	675,781
WPP PLC, Sponsored ADR	7,540	845,008
		2,830,198
METALS & MINING (5.3%)
Agnico-Eagle Mines Ltd.	5,150	299,421
AngloGold Ashanti Ltd., Sponsored ADR(a)	11,450	250,869
ArcelorMittal, Sponsored NY Shares(a)	25,000	163,000
Barrick Gold Corp., ADR	23,550	514,803
BHP Billiton Ltd., Sponsored ADR	28,390	842,899
BHP Billiton PLC, Sponsored ADR	17,880	457,013
Cia Vale Do Rio, Sponsored ADR	97,940	451,503
Eldorado Gold Corp.	15,420	63,068
Franco Nevada Corp.	4,150	319,674
Gerdau SA, Sponsored ADR	7,250	17,110
Goldcorp, Inc.	17,437	311,774
Kinross Gold Corp.(a)	18,730	96,834
POSCO, Sponsored ADR	14,550	737,394
Randgold Resources Ltd., Sponsored ADR	2,270	266,975
Rio Tinto PLC, Sponsored ADR	21,472	704,711
Silver Wheaton Corp.	9,700	270,339
Southern Copper Corp.	4,443	115,474
Teck Resources Ltd.	5,853	93,238
Vale SA, Sponsored ADR	54,830	315,273
Yamana Gold, Inc.	18,380	104,950
		6,396,322
MULTI-UTILITIES (1.3%)
National Grid PLC, Sponsored ADR	21,019	1,522,827

OIL, GAS & CONSUMABLE FUELS (14.8%)
BP PLC, Sponsored ADR	59,472	2,045,837
Cameco Corp.	7,380	70,553
Canadian Natural Resources Ltd.	18,580	561,673
Cenovus Energy, Inc.	15,050	215,215
China Petroleum & Chemical Corp., Sponsored ADR	12,356	887,284
CNOOC Ltd., Sponsored ADR	7,170	863,196
Crescent Point Energy Corp.	6,270	91,730
Ecopetrol SA, Sponsored ADR(a)	3,830	32,747
Enbridge, Inc.	18,430	758,026
EnCana Corp.	9,750	78,488
ENI S.p.A., Sponsored ADR	26,940	825,711
Imperial Oil Ltd.	6,780	208,078
Pembina Pipeline Corp.	8,920	259,840
PetroChina Co. Ltd., Sponsored ADR	10,165	692,745
Petroleo Brasileiro SA, Sponsored ADR(a)	94,120	686,135
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	64,360	558,645
PrairieSky Royalty Ltd.	371	7,160
Royal Dutch Shell PLC, Sponsored ADR	39,723	2,057,254
Royal Dutch Shell PLC, Class B, Sponsored ADR	34,240	1,856,150
Sasol Ltd., Sponsored ADR	14,960	399,282
Statoil ASA, Sponsored ADR	21,527	342,495
Suncor Energy, Inc.	32,018	861,604
Total SA, Sponsored ADR	47,830	2,300,623
TransCanada Corp.	16,040	743,454
Ultrapar Participacoes SA, Sponsored ADR	22,900	521,433
		17,925,358
PERSONAL PRODUCTS (2.9%)
Unilever NV, Sponsored NY Shares	41,500	1,913,980
Unilever PLC, Sponsored ADR	33,924	1,587,982
		3,501,962
PHARMACEUTICALS (0.2%)
Valeant Pharmaceuticals International, Inc.(a)	8,268	184,376

PROFESSIONAL SERVICES (1.1%)
RELX NV, Sponsored ADR	33,135	596,430
RELX PLC, Sponsored ADR	39,258	756,894
		1,353,324
ROAD & RAIL (1.3%)
Canadian National Railway Co.	18,210	1,151,054
Canadian Pacific Railway Ltd.	3,072	460,124
		1,611,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.2%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	55,320	318,090
ARM Holdings PLC, Sponsored ADR	11,740	779,066
ASML Holding NV, Sponsored NY Shares	10,027	1,099,160
STMicroelectronics NV, Sponsored NY Shares	14,140	103,505
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	178,728	4,965,064

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
United Microelectronics Corp., Sponsored ADR	118,280	$223,549
		7,488,434
SOFTWARE (1.5%)
SAP AG, Sponsored ADR	20,270	1,771,395

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	10,700	81,320
CANON, Inc., Sponsored ADR	29,630	837,640
		918,960
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	8,470	248,255
Luxottica Group S.p.A., Sponsored ADR	5,340	259,364
		507,619
WIRELESS TELECOMMUNICATION SERVICES (6.4%)
America Movil SA, Sponsored ADR	81,320	937,620
China Mobile Ltd., Sponsored ADR	54,450	3,380,800
NTT DoCoMo, Inc., Sponsored ADR	30,660	837,325
Rogers Communications, Inc., Class B	13,090	578,185
SK Telecom Co. Ltd., Sponsored ADR	14,760	338,152
Vodafone Group PLC, Sponsored ADR	54,479	1,683,401
		7,755,483

TOTAL COMMON STOCKS		120,194,076

MONEY MARKET FUND (0.4%)
Federated Government Obligations Fund, Institutional Shares, 0.22%(b)	509,663	509,663

TOTAL MONEY MARKET FUND		509,663
TOTAL INVESTMENTS (COST $129,755,772) 99.8%		120,703,739
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		215,344

NET ASSETS 100.0%		$120,919,083

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2016.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (64.3%)
AIR FREIGHT & LOGISTICS (1.8%)
FedEx Corp., 4.00%, 1/15/24	$1,000,000	$1,116,592
United Parcel Service, Inc., 5.50%, 1/15/18	1,500,000	1,600,203
		2,716,795
BANKS (7.7%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,700,973
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,236,932
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,172,016
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,217,170
KeyCorp, 5.10%, 3/24/21	2,000,000	2,268,738
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,127,115
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,040,170
		11,763,114
BEVERAGES (3.1%)
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,093,876
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,678,250
		4,772,126
BIOTECHNOLOGY (0.7%)
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,084,901

CAPITAL MARKETS (4.8%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,588,110
BlackRock, Inc., 6.25%, 9/15/17	733,000	775,257
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,390,298
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,777,869
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,727,824
		7,259,358
CHEMICALS (5.0%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,005,766
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,274,914
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,076,432
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,209,852
		7,566,964
CHURCH MORTGAGE BONDS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14(d)(e)	66,270	33,173
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15(d)(e)	96,228	48,166
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15(d)(e)	57,192	28,630
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16(d)(e)	81,703	40,995
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/16 @ 100)(d)(e)	57,192	29,055
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22(f)	103,190	10
Bethel Baptist Institutional Church, Inc., 4.00%, 1/1/22(g)	691,139	456,152
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	9,802
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	23,887
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	24,889
Metropolitan Baptist Church, 8.40%, 7/12/16(d)(e)	87,000	29,268
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/16 @ 100)(d)(e)	90,000	30,524
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/16 @ 100)(d)(e)	23,000	7,852
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/16 @ 100)(d)(e)	121,000	41,307
		803,710
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	552,953

CONSUMER FINANCE (4.2%)
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,232,234
Ford Motor Credit Co. LLC, 4.39%, 1/8/26	1,000,000	1,099,601
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,055,744
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,045,838
		6,433,417
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	456,077

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc., 4.45%, 5/15/21	$1,000,000	$1,105,501
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,257,744
		3,363,245
ELECTRIC UTILITIES (3.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,280,081
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,609,174
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	885,520
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,064,839
		4,839,614
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,064,612
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	826,699
		1,891,311
ENERGY EQUIPMENT & SERVICES (0.8%)
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,270,435

FOOD & STAPLES RETAILING (1.7%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,113,419
Walgreen Co., 5.25%, 1/15/19	260,000	282,742
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,133,725
		2,529,886
FOOD PRODUCTS (5.8%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,621,840
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,667,703
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,685,897
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,669,140
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,221,592
		8,866,172
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,104,214

HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	1,036,528

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,070,855

INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,069,444

INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,106,506
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,128,453
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,216,500
		4,451,459
IT SERVICES (1.7%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,038,698
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,609,900
		2,648,598
MACHINERY (0.7%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,107,318

METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,155,000

MULTILINE RETAIL (1.8%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,665,865

OIL, GAS & CONSUMABLE FUELS (3.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	735,337

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	$1,500,000	$1,460,584
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,051,122
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	544,421
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,562,441
		5,353,905
PHARMACEUTICALS (1.9%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,952,273
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	965,059
		2,917,332
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	532,179

SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,661,061

SPECIALTY RETAIL (2.2%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,106,288
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,246,904
		3,353,192
THRIFTS & MORTGAGE FINANCE (0.5%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	802,417	818,655

TOTAL CORPORATE BONDS		98,115,683

MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	503,379
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	163,091
TOTAL MUNICIPAL BONDS		666,470

U.S. GOVERNMENT AGENCIES (4.9%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,016,210
1.75%, 12/14/18	1,000,000	1,020,797
3.50%, 7/29/21	2,000,000	2,219,404
4.75%, 6/8/18	2,000,000	2,144,978
TOTAL U.S. GOVERNMENT AGENCIES		7,401,389

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (7.7%)
Federal Home Loan Mortgage Corp.
1.00%, 8/17/21(a)	1,000,000	999,198
2.00%, 8/25/16	2,500,000	2,502,692
2.65%, 10/1/37(a)	92,967	98,633
2.75%, 5/1/36(a)	83,925	88,863
3.75%, 3/27/19	1,500,000	1,614,258
4.00%, 12/15/25	2,500,000	2,805,761
5.00%, 7/15/19	41,164	42,058
5.00%, 11/1/37	41,606	45,420
6.00%, 3/1/38	69,935	79,668
		8,276,551
Federal National Mortgage Assoc.
0.91%, 11/25/36(a)	144,596	144,615
2.62%, 7/1/36(a)	40,697	40,772
3.07%, 5/1/36(a)	206,195	217,947
5.00%, 1/1/35	52,484	57,472
5.50%, 9/1/36	11,302	11,806
5.97%, 10/1/36(a)	47,549	48,001
6.00%, 6/1/36	362,432	409,208
6.00%, 9/1/36	101,354	115,290
6.00%, 5/1/37	42,916	48,876
		1,093,987
Government National Mortgage Assoc.
2.50%, 1/20/39(a)	74,286	75,183
4.25%, 10/20/38	392,468	410,915
4.50%, 8/20/38	230,533	251,393

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
4.50%, 5/20/39	$797,371	$831,185
4.50%, 6/15/40	379,108	416,548
5.00%, 5/20/40	192,878	206,973
5.50%, 12/20/38	27,127	28,689
6.00%, 6/15/37	61,908	70,631
6.00%, 10/15/37	69,631	79,442
6.50%, 10/20/38	30,388	33,391
		2,404,350

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		11,774,888

U.S. TREASURY OBLIGATIONS (18.5%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,049,806
1.50%, 12/31/18	2,500,000	2,547,460
1.63%, 11/15/22	4,150,000	4,250,023
2.00%, 11/30/20	2,500,000	2,607,130
2.00%, 11/15/21	5,000,000	5,234,960
2.00%, 2/15/22	7,000,000	7,331,135
3.13%, 5/15/19	3,000,000	3,198,867
TOTAL U.S. TREASURY OBLIGATIONS		28,219,381

MONEY MARKET FUND (4.1%)
Federated Government Obligations Fund, Institutional Shares, 0.22%(a)	6,182,475	6,182,475
TOTAL MONEY MARKET FUND		6,182,475
TOTAL INVESTMENTS (COST $147,821,316) 99.9%		152,360,286
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		271,863

NET ASSETS 100.0%		$152,632,149

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2016.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to July 31, 2016.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forbearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the forbearance Issuer fulfills its obligations under the restructuring agreement with the trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.
(g)	The trustee has completed restructuring of the bond and/or mortgage. The restructured terms reduce the interest rate and/or shorten the maturity period. This is a step up bond.

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (3.9%)
Lockheed Martin Corp.	13,773	$3,480,850
Raytheon Co.	30,201	4,213,946
		7,694,796
AUTO COMPONENTS (1.4%)
Magna International, Inc., Class A, ADR	72,020	2,777,811

AUTOMOBILES (1.8%)
Toyota Motor Corp., Sponsored ADR	31,625	3,529,350

BANKS (8.1%)
Banco Santander Chile SA, Sponsored ADR	171,928	3,536,559
Bank of Nova Scotia	58,100	2,949,737
Cullen/Frost Bankers, Inc.	16,724	1,135,392
HSBC Holdings PLC, Sponsored ADR	89,865	2,943,079
People's United Financial, Inc.	153,360	2,324,937
Royal Bank of Canada	49,379	3,010,144
		15,899,848
BEVERAGES (2.6%)
PepsiCo, Inc.	45,805	4,989,081

BIOTECHNOLOGY (3.2%)
AbbVie, Inc.	35,572	2,355,933
Amgen, Inc.	22,920	3,942,928
		6,298,861
CHEMICALS (1.6%)
Syngenta AG, Sponsored ADR	40,040	3,147,945

COMMUNICATIONS EQUIPMENT (1.8%)
Cisco Systems, Inc.	112,172	3,424,611

DISTRIBUTORS (3.2%)
Genuine Parts Co.	60,108	6,145,442

DIVERSIFIED FINANCIAL SERVICES (2.0%)
Orix Corp., Sponsored ADR	54,399	3,817,178

DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
BCE, Inc.	65,363	3,130,234
TELUS Corp.	100,382	3,357,778
		6,488,012
ELECTRIC UTILITIES (1.6%)
American Electric Power Co., Inc.	43,980	3,047,814

ELECTRICAL EQUIPMENT (1.3%)
Emerson Electric Co.	44,802	2,504,432

ENERGY EQUIPMENT & SERVICES (1.0%)
Oceaneering International, Inc.	67,484	1,881,454

FOOD & STAPLES RETAILING (0.9%)
Wal-Mart Stores, Inc.	24,362	1,777,695

FOOD PRODUCTS (4.7%)
Cal-Maine Foods, Inc.	67,250	2,817,775
Flowers Foods, Inc.	142,042	2,612,152
General Mills, Inc.	52,855	3,799,746
		9,229,673
HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)
Meridian Bioscience, Inc.	139,914	2,708,735
ResMed, Inc.	44,848	3,089,130
Smith & Nephew PLC, Sponsored ADR	81,610	2,716,797
St. Jude Medical, Inc.	32,299	2,682,109
		11,196,771
HEALTH CARE PROVIDERS & SERVICES (4.8%)
Quest Diagnostics, Inc.	54,622	4,717,156
UnitedHealth Group, Inc.	32,423	4,642,973
		9,360,129
HOTELS, RESTAURANTS & LEISURE (3.6%)
Cracker Barrel Old Country Store, Inc.	15,671	2,466,772
McDonald's Corp.	38,127	4,485,642
		6,952,414
HOUSEHOLD DURABLES (1.1%)
Tupperware Corp.	33,294	2,086,868

HOUSEHOLD PRODUCTS (0.9%)
Clorox Co.	13,033	1,708,235

INDUSTRIAL CONGLOMERATES (2.1%)
3M Co.	22,913	4,086,763

INSURANCE (4.9%)
China Life Insurance Co. Ltd., Sponsored ADR	297,635	3,354,347
Manulife Financial Corp.	160,890	2,192,931
Prudential PLC, Sponsored ADR	112,717	3,981,164
		9,528,442
IT SERVICES (4.0%)
Automatic Data Processing, Inc.	45,249	4,024,899
International Business Machines Corp.	23,612	3,792,559
		7,817,458
MACHINERY (1.3%)
Briggs & Stratton Corp.	114,846	2,610,449

MEDIA (2.9%)
Shaw Communications, Inc., Class B	126,271	2,560,776
WPP PLC, Sponsored ADR	26,926	3,017,597
		5,578,373
MULTI-UTILITIES (1.7%)
National Grid PLC, Sponsored ADR	46,928	3,399,934

OIL, GAS & CONSUMABLE FUELS (3.7%)
Pembina Pipeline Corp.	116,649	3,397,986
Phillips 66	33,337	2,535,612
Western Refining, Inc.	61,893	1,290,469
		7,224,067
PERSONAL PRODUCTS (1.5%)
Unilever NV, Sponsored NY Shares	64,474	2,973,541

PROFESSIONAL SERVICES (2.1%)
RELX PLC, Sponsored ADR	214,693	4,139,281

REAL ESTATE INVESTMENT TRUSTS (3.0%)
EPR Properties	36,333	3,052,699
LTC Properties, Inc.	51,923	2,779,438
		5,832,137
ROAD & RAIL (1.3%)
Canadian National Railway Co.	40,898	2,585,163

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.1%)
Analog Devices, Inc.	44,430	2,835,967
Intel Corp.	111,000	3,869,460
QUALCOMM, Inc.	27,054	1,693,039
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	199,467	5,541,193
		13,939,659
SOFTWARE (2.5%)
Microsoft Corp.	86,842	4,922,204

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.2%)
Apple Computer, Inc.	41,746	4,350,351

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2016 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value

TOTAL COMMON STOCKS		$192,946,242

MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 0.22%(a)	1,962,740	1,962,740

TOTAL MONEY MARKET FUND		1,962,740
TOTAL INVESTMENTS (COST $170,139,683) 99.8%		194,908,982
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		391,697

NET ASSETS 100.0%		$195,300,679

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2016.

ADR—American Depositary Receipt

PLC—Public Limited Company

At July 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Large Cap Enhanced Index Fund	$324,534,708	$27,316,738	$(22,163,912)	$5,152,826
Steward International Enhanced Index Fund	130,728,347	7,067,359	(17,091,967)	(10,024,608)
Steward Select Bond Fund	149,000,332	5,391,197	(2,031,243)	3,359,954
Steward Global Equity Income Fund	170,512,936	30,367,417	(5,971,371)	24,396,046

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2016 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors (the “Board”).

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Board.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the church bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Board, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

– the general conditions in the church bond market and the overall financial market

– the transaction price of any recent sales or purchases of the security

– the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

– the estimated value of the underlying collateral

– the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

– any current independent appraisal values

– any current listing price

– index adjusted appraisal values based on published real estate sources

– estimated costs associated with the disposition of the property

– risk adjusted discount rate

– estimated time to sell in years

– probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Adviser also considers the potential results of the bond trustee’s actions, including restructuring, refinancing, and acceleration of payments or other liquidation or property collateralizing the church mortgage bonds. For bonds that have been restructured, the Adviser will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, and/or whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations of church mortgage bonds determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of July 31, 2016:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$325,636,889	$–	$–	$325,636,889
Rights*	–	–	–	–
Money Market Fund	4,050,645	–	–	4,050,645
Total	$329,687,534	$–	$–	$329,687,534

Steward International Enhanced Index Fund
Security Type
Common Stocks*	$120,194,076	$–	$–	$120,194,076
Money Market Fund	509,663	–	–	509,663
Total	$120,703,739	$–	$–	$120,703,739

Steward Select Bond Fund
Security Type
Corporate Bonds*	$–	$97,311,973	$803,710	$98,115,683
Municipal Bonds	–	666,470	–	666,470
U.S. Government Agencies	–	7,401,389	–	7,401,389
U.S. Government Agency Mortgage-Backed Obligations	–	11,774,888	–	11,774,888
U.S. Treasury Obligations	28,219,381	–	–	28,219,381
Money Market Fund	6,182,475	–	–	6,182,475
Total	$34,401,856	$117,154,720	$803,710	$152,360,286

Steward Global Equity Income Fund
Security Type
Common Stocks*	$192,946,242	$–	$–	$192,946,242
Money Market Fund	1,962,740	–	–	1,962,470
Total	$194,908,982	$–	$–	$194,908,982

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds and rights segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2016	$669,485
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	157,537
Realized Gain/(Loss)	-
Gross Restructures	-
Gross Sales and Paydowns	(23,312)
Transfers In/(Out) of Level 3	-
Balance as of July 31, 2016	$803,710

*Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of July 31, 2016.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2016, from those used on April 30, 2016.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__ STEWARD FUNDS, INC._____________________________________

By (Signature and Title)      /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date     September 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Michael L. Kern, III

Michael L. Kern, III, President and Treasurer

Date     September 20, 2016